LONG-TERM INVESTMENTS, NET - Equity investments measured under measurement alternative and NAV practical expedient (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term investments, net
Equity investments measured under measurement alternative and NAV practical expedient	¥ 1,106,355,000		¥ 80,262,000
Upward adjustment	0		0	¥ 0
Impairment loss for equity investments accounted for using measurement alternative	183,800,000	$ 28,841	9,000,000	0
Private equity fund
Long-term investments, net
Equity investments measured under measurement alternative and NAV practical expedient	126,400,000		84,500,000
Fair value changes recognized	¥ 51,600,000		20,400,000	¥ 34,400,000
Investment lock-up period	8 years	8 years
Investments Accounted for Under Measurement Alternative
Long-term investments, net
Equity investments measured under measurement alternative and NAV practical expedient	¥ 1,106,400,000		¥ 80,300,000